OTHER NON-INTEREST INCOME (Details) € in Millions, $ in Millions		12 Months Ended
	Oct. 27, 2016 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Other Noninterest Income Details [Abstract]
Income from insurance operations		€ 517		€ 477	€ 508
Gain on disposal of subsidiaries		242		1	11
Gain on disposal of premises		1		1	0
Hotel revenues		32		28	31
Other		78		91	116
Total		870	$ 948	€ 598	€ 666
Astir Palace Vouliagmenis Sa [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on sale / (Loss) on disposal	€ 203	203
Private Equity Funds
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on sale / (Loss) on disposal		€ 39